Variable Interest Entity	12 Months Ended
Dec. 31, 2017
Variable Interest Entity [Abstract]
Variable interest entity

Note 3 – Variable interest entity

On June 8, 2017, Golden Bull WFOE entered into Contractual Arrangements with Shanghai Dianniu and Shanghai Baoxun and its Participating Shareholders. On December 4, 2017, Shanxi Xifeng Investment Co., Ltd., a former Shareholder of Shanghai Dianniu, transferred its 4.0625% equity interest in Shanghai Dianniu to Xiaohui Liu, a Participating Shareholder. As a result, Golden Bull WFOE, Shanghai Dianniu, and Shanghai Dianniu Participating Shareholders amended the Contractual Arrangements and the equity interest of Shanghai Dianniu Participating Shareholders increased from 89.2% to 93.2% in the Contractual Arrangements. The significant terms of these Contractual Arrangements are summarized in “Note 1 - Nature of business and organization” above. As a result, the Company classifies Shanghai Dianniu and Shanghai Baoxun as VIE’s.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Golden Bull WFOE is deemed to have a controlling financial interest and be the primary beneficiary of Shanghai Dianniu because it has both of the following characteristics:

(1)	The power to direct activities at Shanghai Dianniu and Shanghai Baoxun that most significantly impact such entity’s economic performance, and

(2)	The obligation to absorb losses of, and the right to receive benefits from Shanghai Dianniu and Shanghai Baoxun that could potentially be significant to such entity.

Accordingly, the accounts of Shanghai Dianniu and Shanghai Baoxun are consolidated in the accompanying financial statements pursuant to ASC 810-10, Consolidation. In addition, their financial positions and results of operations are included in the Company’s consolidated financial statements.

The carrying amounts of the VIEs’ consolidated assets and liabilities are as follows:

	December 31, 2017	December 31, 2016

Current assets	$7,304,993	$7,910,963
Property and equipment, net	83,522	86,683
Other noncurrent assets	1,984,507	1,104,447
Total assets	9,373,022	9,102,093
Total liabilities	469,232	282,293
Net assets	$8,903,790	$8,819,800

	December 31, 2017	December 31, 2016

Current liabilities:
Other payables and accrued liabilities	$433,585	$173,810
Deferred revenues	-	13,281
Deferred rent liabilities	-	13,046
Taxes payable	35,647	82,156
Total liabilities	$469,232	$282,293

The summarized operating results of the VIEs’ are as follows:

	For the year ended December 31, 2017	For the year ended December 31, 2016	For the period from November 17, 2015 (inception) to December 31, 2015

Operating revenues	$6,953,757	$3,705,770	$-
Income (loss) from operations	$(871,143)	$216,854	$(141,693)
Net income (loss)	$(508,491)	$164,811	$(106,269)